Interest Expense (Income) (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Expense [Line Items]
Interest paid	$ 178.0	$ 177.6	$ 151.8